Long-term debt (Additional Required Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2027 Notes
Debt Instrument [Line Items]
Interest expense, debt	$ 15,569	$ 11,547	$ 0
DFC Amortization	299	224	0
Amortization of Discount, net	0	0	0
2023 Notes
Debt Instrument [Line Items]
Interest expense, debt	23,060	23,885	28,516
DFC Amortization	323	610	943
Amortization of Discount, net	397	752	1,157
2016 Notes
Debt Instrument [Line Items]
Interest expense, debt	0	0	6,668
DFC Amortization	0	0	391
Amortization of Discount, net	0	0	(266)
Subsidiaries | Secured Debt
Debt Instrument [Line Items]
Interest expense, debt	0	2,570	6,519
DFC Amortization	0	3,251	814
Amortization of Discount, net	$ 0	$ 2,249	$ 0